Summary of Significant Accounting Policies (Details) - Summary of the allowance for uncollectible accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012
Summary of the allowance for uncollectible accounts [Abstract]
Balance at beginning of year	$ 884	$ 1,326	$ 193	$ 64
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884